Net finance income (expense)	12 Months Ended
Dec. 31, 2022
Net Finance Income
Net finance income (expense)

11.	Net finance income (expense)

	2022	2021	2020
Finance income	1,832	821	551
Income from investments and marketable securities (Government Bonds)	1,159	315	202
Other income, net	673	506	349
Finance expenses	(3,500)	(5,150)	(6,004)
Interest on finance debt	(2,363)	(2,870)	(3,595)
Unwinding of discount on lease liabilities	(1,340)	(1,220)	(1,322)
Discount and premium on repurchase of debt securities	(121)	(1,102)	(1,157)
Capitalized borrowing costs	1,032	976	941
Unwinding of discount on the provision for decommissioning costs	(519)	(761)	(638)
Other finance expenses , net	(189)	(173)	(233)
Foreign exchange gains (losses) and indexation charges	(2,172)	(6,637)	(4,177)
Foreign exchange gains (losses) (*)	1,022	(2,737)	(1,363)
Reclassification of hedge accounting to the Statement of Income (*)	(4,871)	(4,585)	(4,720)
Monetary restatement of dividends and dividends payable (**)	994	108	(15)
Recoverable taxes inflation indexation income (***)	86	518	1,807
Other foreign exchange gains (losses) and indexation charges, net	597	59	114
Total	(3,840)	(10,966)	(9,630)
(*)	For more information, see notes 34.3a and 34.3c.
(**)	In 2022, it refers to the income on the monetary restatement of paid anticipated dividends, in the amount of US$ 1,293 (US$ 121 in 2021), and to the expense on the indexation charges on dividends payable, in the amount of US$ 299 (US$ 13 in 2021 and US$ 15 in 2020).
(***)	In 2021, it includes inflation indexation income related to the exclusion of ICMS (VAT tax) from the basis of calculation of PIS and COFINS.